UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter 3, 2006

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):           [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Shapiro Capital Management LLC
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Address:  3060 Peachtree Road, NW Suite 1555
          ----------------------------------
          Atlanta GA  30066
          ----------------------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
NAME:        MICHAEL MCCARTHY
             ----------------
Title:       PRINCIPAL
             ----------------
Phone:       404-842-9600
             ----------------

Signature, Place, and Date of Signing:

[Signature]                         [City, State]                   [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management LLC 09/30/2006

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            44


Form 13F Information Table Value Total        $2,170,147  (THOUSANDS)
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No. Form 13F File Number Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]




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                                                                FORM 13F
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                                                                                                         (SEC USE ONLY)
Page 1 of 2                                          Name of Reporting Manager :             Shapiro Capital Management Company, Inc
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   Item 1:                Item 2:      Item 3:      Item 4:         Item 5:             Item 6    Item 7           Item 8
                                                                                Investment Discretion      Voting Authority (shares)
                                                                  Shares of   ------------------------------------------------------
                         Title of      CUSIP         Fair         Principal   (a)   (b) Shared (c) Shared   (a)         (b)     (c)
Name of Issuer            Class        Number     Market Value      Amount    Sole  As defined     Other    Sole       Shared   None
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
Cooper Companies,
  Inc. (The)             Common       216648402   $132,132,442     2,469,765   x                          2,023,440    446,325
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Nalco Holding Co         Common       62985Q101   $128,156,178     6,919,880   x                          5,668,179   ,251,701
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Sierra Pacific
  Resources              Common       826428104   $125,711,323     8,766,480   x                          7,286,670   ,479,810
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Andrew Corp              Common       034425108   $124,177,005    13,453,630   x                         10,895,680   ,557,950
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Ralcorp Holdings         Common       751028101   $123,099,841     2,552,350   x                          2,113,850    438,500
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Steris Corp              Common       859152100   $120,531,712     5,009,631   x                          4,069,325    940,306
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LifePoint Hosps Inc      Common       53219L109   $117,932,314     3,338,967   x                          2,737,535    601,432
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Cox Radio Inc Cl A       Cl A
                         Common       224051102   $116,692,603     7,602,124   x                          6,476,942   ,125,182
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Molson Coors
  Brewing Co Cl B        Cl B
                         Common       60871R209   $107,476,802     1,559,896   x                          1,324,090    235,806
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Mosaic Co.               Common       61945A107   $100,556,825     5,950,108   x                          4,981,479    968,629
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MoneyGram Intl Inc       Common       60935Y109    $94,715,504     3,259,308   x                          2,777,855    481,453
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PNM Resources Inc.       Common       69349h107    $77,383,504     2,806,801   x                          2,189,370    617,431
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Rent-A-Center, Inc.      Common       76009N100    $69,888,225     2,386,078   x                          2,051,762    334,316
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Odyssey Healthcare Inc   Common       67611V101    $61,914,276     4,366,310   x                          3,661,435    704,875
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Internet Sec Sys Inc     Common       46060X107    $61,519,574     2,216,123   x                          1,852,912    363,211
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Montpelier Re
  Holdings Ltd           Common       g62185106    $61,492,961     3,171,375   x                          2,606,125    565,250
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Checkpoint Systems Inc   Common       162825103    $61,235,342     3,708,985   x                          2,985,285    723,700
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Platinum Undrwritrs Hldg Common       g7127p100    $60,730,500     1,969,851   x                          1,628,100    341,751
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US Cellular Corp         Common       911684108    $59,190,222       991,461   x                            847,568    143,893
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Live Nation              Common     538034109      $54,547,946     2,671,300   x                          2,275,600    395,700
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Abbott Labs              Common     002824100      $45,855,839       944,313   x                            699,125    245,188
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Adesa Inc.               Common     00686U104      $45,157,749     1,954,035   x                          1,641,660    312,375
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Discovery Holding
  Company Cl A           Cl A
                         Common     25468Y107      $37,396,163     2,586,180   x                          2,043,481    542,699
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Time Warner Inc.         Common     887317105      $30,011,075     1,646,247   x                            919,011    727,236
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   SubTotal Page 1                              $2,017,505,926    92,301,198                             75,756,479   ,544,719
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                                                                                                        ----------------------------
                                                                                                        ----------------------------
                                                                                                         (SEC USE ONLY)
Page 2 of 2                                          Name of Reporting Manager :             Shapiro Capital Management Company, Inc
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   Item 1:                Item 2:      Item 3:      Item 4:         Item 5:             Item 6    Item 7           Item 8
                                                                                Investment Discretion      Voting Authority (shares)
                                                                  Shares of   ------------------------------------------------------
                         Title of      CUSIP         Fair         Principal   (a)   (b) Shared (c) Shared   (a)         (b)     (c)
Name of Issuer            Class        Number     Market Value      Amount    Sole  As defined     Other    Sole       Shared   None
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Mine Safety
  Appliances Co.         Common     602720104      $27,006,210       757,750   x                            605,250    152,500
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Avaya Inc.               Common     053499109      $22,420,341     1,959,820   x                          1,476,200    483,620
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Cooper Tire & Rubber     Common     216831107      $18,785,817     1,867,377   x                          1,614,251    253,126
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Schering Plough Corp     Common     806605101      $18,661,234       844,782   x                            590,362    254,420
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Anheuser Busch Cos Inc   Common     035229103      $18,057,746       380,083   x                            246,150    133,933
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Kraft Foods Inc Va  Cl A Common     50075n104      $17,078,466       478,925   x                            351,675    127,250
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Teco Energy, Inc.        Common     872375100      $14,850,880       948,938   x                            948,938          0
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Clear Channel
  Communications                    184502102       $5,785,233       200,528   x                                  0    200,528
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First Data Corporation   Common     319963104       $2,079,000        49,500   x                             18,000     31,500
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OGE Energy Corp          Common     670837103       $1,543,703        42,750   x                             19,650     23,100
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Zales Corporation        Common     988858106       $1,115,148        40,200   x                             28,400     11,800
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Berkshire Hathaway Inc.
  Class B                Cl B
                         Common     084670207       $1,066,464           336   x                                  0        336
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Telephone And Data
  Systems                Common     879433100         $867,260        20,600   x                                  0     20,600
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Pfizer                   Common     717081103         $694,727        24,497   x                                  0     24,497
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Compass Minerals
  International, Inc.    Common     20451N101         $625,651        22,100   x                              9,200     12,900
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Liberty Media
  Interactive A          Cl A
                         Common     53071m104         $555,355        27,250   x                             10,825     16,425
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Liberty Media Holding
  Capital Ser A          Cl A
                         Common     53071m302         $455,457         5,450   x                                  0      5,450
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FMC Corp                 Common     302491303         $381,217         5,950   x                              3,400      2,550
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Cincinnati Bell 6.75%
  Series B               Preferred  171871403         $374,000         8,500   x                                  0      8,500
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Conagra Foods, Inc.      Common     205887102         $237,456         9,700   x                                  0      9,700
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      SubTotal Page 2                              $152,641,362    7,695,036                              5,922,301   1,772,735
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        Grand Total                              $2,170,147,288   99,996,234                             81,678,780  18,317,454
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